Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Income Taxes [Line Items]
Unrecognized tax benefits		$ 0	$ 0	$ 0
Unrecognized tax interest accrued		0	0	0
Unrecognized tax penalties accrued		$ 0	$ 0	$ 0
Statutory federal income tax rate		35.00%	35.00%	35.00%
Tax Legislation adjustment		$ 102,500,000
Effective income tax rate benefit		29.70%	(35.30%)	(35.80%)
Tax Legislation adjustment		65.10%
Income taxes paid		$ 6,800,000	$ 9,600,000	$ 53,300,000
Scenario, Plan [Member]
Schedule Of Income Taxes [Line Items]
Statutory federal income tax rate	21.00%
2011- 2012 | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination		2015	2013
2011- 2012 | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination		2016	2014